Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.75%, 04/20/33
(a) (b)
.... USD 250 $ 249,877
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. CME Term SOFR +
1.31%), 6.70%, 01/28/31
(a) (b)
......... 189 188,427
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.42% Floor +
1.42%), 6.80%, 10/25/34
(a) (b)
......... 250 249,947
BA Credit Card Trust
Series 2023-A1, Class A1, 4.79%, 05/15/28 100 100,348
Series 2023-A2, Class A2, 4.98%, 11/15/28 72 72,838
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.75%, 04/20/31
(a) (b)
......... 250 250,179
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26 231 228,114
Series 2023-A, Class A3, 5.47%, 02/25/28 66 66,686
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 24 23,550
Series 2022-A3, Class A, 4.95%, 10/15/27 64 64,174
Series 2023-A1, Class A, 4.42%, 05/15/28 111 110,552
Carmax Auto Owner Trust, Series 2023-3,
Class A3, 5.28%, 05/15/28 .......... 44 44,469
CarMax Auto Owner Trust, Series 2023-4,
Class A3, 6.00%, 07/17/28 .......... 145 149,045
Chesapeake Funding II LLC, Series 2023-2A,
Class A1, 6.16%, 10/15/35
(b)
......... 124 125,231
CIFC Funding Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 6.80%, 07/15/34
(a) (b)
......... 250 250,225
Clover CLO LLC, Series 2018-1A, Class A1R,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.80%, 04/20/32
(a) (b)
......... 250 249,890
College Avenue Student Loans LLC
(a)(b)
Series 2021-C, Class A1, (1-mo. CME Term
SOFR + 1.01%), 6.37%, 07/26/55 ... 73 70,044
Series 2023-A, Class A1, (1-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 7.26%,
05/25/55 .................... 91 91,751
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/28 102 101,288
Series 2023-A2, Class A, 4.93%, 06/15/28 31 31,236
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 192 192,155
Series 2023-1, Class A2, 5.51%, 01/22/29 88 88,473
Series 2023-2, Class A2, 5.56%, 04/22/30 145 145,392
Series 2023-3, Class A2, 6.40%, 03/20/30 80 81,770
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 44 43,239
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
145 145,420
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
170 173,624
Series 2023-B, Class A3, 5.23%, 05/15/28 68 68,588
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 155 155,324
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.59%, 05/15/28
(a)
. 100 100,668
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR at 2.30% Floor +
2.30%), 7.66%, 06/19/37
(a) (b)
......... 100 99,028
GM Financial Consumer Automobile
Receivables Trust
Series 2022-3, Class A3, 3.64%, 04/16/27 54 53,128
Series 2023-2, Class A3, 4.47%, 02/16/28 107 106,311
Series 2023-3, Class A3, 5.45%, 06/16/28 137 139,079
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-4, Class A3, 5.78%, 08/16/28 USD 89 $ 91,257
GM Financial Revolving Receivables Trust,
Series 2023-2, Class A, 5.77%, 08/11/36
(b)
111 115,668
GMF Floorplan Owner Revolving Trust, Series
2023-1, Class A1, 5.34%, 06/15/28
(b)
.... 100 101,217
Goodleap Sustainable Home Solutions Trust,
Series 2023-3C, Class A, 6.50%, 07/20/55
(b)
34 34,591
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 150 115,173
Series 2021-5CS, Class A, 2.31%, 10/20/48 76 59,230
Series 2022-1GS, Class A, 2.70%, 01/20/49 41 32,328
Series 2022-2CS, Class A, 4.00%, 04/20/49 22 19,323
Series 2022-3CS, Class A, 4.95%, 07/20/49 30 27,271
Honda Auto Receivables Owner Trust
Series 2023-1, Class A3, 5.04%, 04/21/27 65 65,081
Series 2023-2, Class A3, 4.93%, 11/15/27 48 48,225
Series 2023-4, Class A3, 5.67%, 06/21/28 68 69,421
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26 55 54,218
Series 2023-B, Class A3, 5.48%, 04/17/28 47 47,794
Series 2023-C, Class A3, 5.54%, 10/16/28 63 64,307
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 .............. 34 34,296
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 125 97,223
Mosaic Solar Loan Trust, Series 2021-1A,
Class A, 1.51%, 12/20/46
(b)
.......... 86 70,745
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 6 5,472
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. CME
Term SOFR + 1.71%), 7.08%, 11/15/68
(a)
171 172,417
Series 2021-CA, Class A, 1.06%, 10/15/69 168 145,454
Series 2021-EA, Class A, 0.97%, 12/16/69 85 73,531
Series 2021-GA, Class A, 1.58%, 04/15/70 89 76,865
Series 2022-A, Class A, 2.23%, 07/15/70 . 116 102,564
Series 2022-BA, Class A, 4.16%, 10/15/70 101 96,115
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
..................... 18 18,174
Nelnet Student Loan Trust
(b)
Series 2021-DA, Class AFX, 1.63%,
04/20/62 .................... 88 80,306
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 .................... 100 100,763
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class AR, (3-mo.
CME Term SOFR at 0.92% Floor + 1.18%),
6.58%, 10/18/30
(a) (b)
............... 240 240,030
Nissan Auto Receivables Owner Trust, Series
2023-B, Class A3, 5.93%, 03/15/28 ..... 82 83,989
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. CME Term
SOFR at 0.97% Floor + 1.23%), 6.63%,
07/19/30
(a) (b)
.................... 218 217,918
OneMain Financial Issuance Trust
(b)
Series 2022-S1, Class A, 4.13%, 05/14/35 120 116,861
Series 2023-1A, Class A, 5.50%, 06/14/38 100 101,182
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.84%, 09/15/36
(a)
. 120 120,563
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................ 125 126,771
Porsche Financial Auto Securitization
Trust, Series 2023-1A, Class A3, 4.81%,
09/22/28
(b)
..................... 125 124,810

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR + 1.36%),
6.72%, 07/25/51
(a) (b)
............... USD 63 $ 62,675
Romark CLO II Ltd., Series 2018-2A, Class A1,
(3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.81%, 07/25/31
(a) (b)
......... 241 240,710
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ..... 95 96,378
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 day
Average + 1.45%), 6.79%, 02/16/55 .. 144 143,877
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 7.14%,
10/16/56 .................... 92 93,559
SoFi Personal Loan Trust,   6.00%, 11/12/30
(b) (c)
100 100,375
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 119 114,868
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 29 27,799
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 52 48,806
Series 2021-B, Class AFX, 1.14%, 02/15/47 104 87,421
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 88 78,032
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
... 100 100,890
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3, 4.71%, 02/15/28 70 69,893
Series 2023-C, Class A3, 5.16%, 04/17/28 36 36,254
Series 2023-D, Class A3, 5.54%, 08/15/28 55 56,073
Trestles CLO III Ltd., Series 2020-3A, Class A1,
(3-mo. CME Term SOFR at 1.33% Floor +
1.59%), 7.01%, 01/20/33
(a) (b)
......... 250 249,577
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A3, 5.02%, 06/20/28 ..... 100 100,533
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.88%, 10/24/34
(a) (b)
.... 250 248,823
Total Asset-Backed Securities — 20 .2%
(Cost: $ 9,557,732 ) .............................. 9,417,766
Corporate Bonds
Aerospace & Defense — 0.3%
(b)
Bombardier, Inc.
7.13% , 06/15/26 ................. 14 13,935
7.88% , 04/15/27 ................. 9 9,002
7.50% , 02/01/29 ................. 4 4,066
8.75% , 11/15/30 ................. 10 10,647
TransDigm, Inc.
6.25% , 03/15/26 ................. 59 58,898
6.75% , 08/15/28 ................. 24 24,554
121,102
Automobile Components — 0.2%
Clarios Global LP
(b)
6.25% , 05/15/26 ................. 59 59,076
6.75% , 05/15/28 ................. 13 13,263
72,339
Security
Par (000)
Par (000) Value
Automobiles — 0.5%
(b)
BMW US Capital LLC, 5.05%, 08/11/28 ... USD 100 $ 101,844
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26 ..................... 165 151,622
253,466
Banks — 8.2%
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% , 09/25/25 200 193,027
(3-mo. CME Term SOFR + 1.13%), 2.46% ,
10/22/25 .................... 200 194,750
(1-day SOFR + 0.65%), 1.53% , 12/06/25 240 230,724
(1-day SOFR + 1.57%), 5.82% , 09/15/29 93 96,001
Bank of Montreal, 5.20%, 12/12/24 ...... 115 114,864
Banque Federative du Credit Mutuel SA
(d)
0.10% , 10/08/27 ................. EUR 100 98,821
4.13% , 09/18/30 ................. 100 115,849
Barclays plc, (1-Year EUR Swap Annual +
1.75%), 4.92%, 08/08/30
(a) (d)
......... 100 114,944
BNP Paribas SA, (3-mo. EURIBOR + 0.80%),
0.38%, 10/14/27
(a) (d)
.............. 100 101,783
CaixaBank SA, (3-mo. EURIBOR + 0.85%),
0.38%, 11/18/26
(a) (d)
.............. 100 103,835
Citigroup, Inc.
(a)
(1-day SOFR + 0.53%), 1.28% , 11/03/25 USD 35 33,675
(1-day SOFR + 1.53%), 3.29% , 03/17/26 260 253,124
(1-day SOFR + 1.55%), 5.61% , 09/29/26 110 110,801
(1-day SOFR + 0.77%), 1.46% , 06/09/27 60 54,908
Commerzbank AG, (3-mo. EURIBOR + 1.95%),
5.25%, 03/25/29
(a) (d)
.............. EUR 100 115,897
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... USD 15 15,618
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%), 2.63% ,
11/07/25 .................... 200 194,997
(1-day SOFR + 1.93%), 2.10% , 06/04/26 200 190,395
(3-mo. EURIBOR + 1.94%), 4.86% ,
05/23/33
(d)
................... EUR 100 117,098
HSBC USA, Inc., 5.63%, 03/17/25 ...... USD 200 200,946
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.51%), 3.96% ,
01/29/27 .................... 86 84,007
(1-day SOFR + 1.33%), 6.07% , 10/22/27 105 108,015
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 .................... 215 207,664
(1-day SOFR + 1.45%), 5.30% , 07/24/29 61 61,897
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(d)
................... EUR 100 116,325
Royal Bank of Canada, 6.00%, 11/01/27 ... USD 56 58,669
Toronto-Dominion Bank (The), 1.25%, 12/13/24 150 144,374
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 190 193,347
Westpac Banking Corp., 4.18%, 05/22/28
(b)
. 200 196,852
3,823,207
Biotechnology — 1.6%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 109,134
Amgen, Inc., 5.15%, 03/02/28 ......... USD 140 143,325
Gilead Sciences, Inc.
3.70% , 04/01/24 ................. 385 383,153
2.95% , 03/01/27 ................. 110 104,889
740,501
Broadline Retail — 0.1%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 7,246
Match Group Holdings II LLC, 4.63%, 06/01/28 19 18,192
25,438

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 ................. USD 8 $ 7,720
6.38% , 06/15/30 ................. 11 11,082
Carrier Global Corp., 2.24%, 02/15/25 .... 36 34,886
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 19,254
72,942
Capital Markets — 4.9%
Aretec Group, Inc., 10.00%, 08/15/30
(b)
... 5 5,313
Charles Schwab Corp. (The), 5.88%, 08/24/26 53 54,359
Credit Suisse AG
0.45% , 05/19/25
(d)
................ EUR 100 105,819
5.00% , 07/09/27 ................. USD 250 250,053
Deutsche Bank AG, (1-day SOFR + 2.58%),
3.96%, 11/26/25
(a)
............... 150 147,540
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.51%), 4.39% , 06/15/27 155 152,535
(1-day SOFR + 1.11%), 2.64% , 02/24/28 156 144,613
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16% , 10/21/25 275 264,657
(3-mo. EURIBOR + 0.83%), 1.34% ,
10/23/26 .................... EUR 100 105,901
(1-day SOFR + 1.73%), 5.12% , 02/01/29 USD 250 251,137
(1-day SOFR + 1.63%), 5.45% , 07/20/29 70 71,327
Nasdaq, Inc., 5.35%, 06/28/28 ......... 100 102,995
State Street Corp., (1-day SOFR + 1.35%),
5.75%, 11/04/26
(a)
............... 70 71,081
UBS AG, 0.01%, 06/29/26
(d)
.......... EUR 200 204,317
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a) (b)
......... USD 400 361,418
2,293,065
Chemicals — 0.2%
Chemours Co. (The)
(b)
5.75% , 11/15/28 ................. 2 1,905
4.63% , 11/15/29 ................. 2 1,756
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 41,429
HB Fuller Co., 4.00%, 02/15/27 ........ 13 12,467
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................. 8 7,697
5.63% , 08/15/29 ................. 13 11,439
76,693
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 7,362
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
32 31,832
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,980
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 19 18,431
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 5 4,368
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................. 7 6,749
7.75% , 02/15/28 ................. 6 6,208
GFL Environmental, Inc.
(b)
5.13% , 12/15/26 ................. 14 13,852
4.00% , 08/01/28 ................. 7 6,471
6.75% , 01/15/31 ................. 11 11,333
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,991
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 4 3,730
Prime Security Services Borrower LLC
(b)
5.75% , 04/15/26 ................. 6 6,033
6.25% , 01/15/28 ................. 12 11,930
Republic Services, Inc., 3.38%, 11/15/27 ... 150 144,071
Williams Scotsman, Inc., 4.63%, 08/15/28
(b)
. 14 13,223
299,564
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(b)
CommScope, Inc., 6.00%, 03/01/26 ...... USD 8 $ 7,132
Viasat, Inc., 5.63%, 04/15/27 .......... 15 14,512
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 6 5,253
26,897
Consumer Finance — 1.6%
American Express Co., 2.55%, 03/04/27 ... 190 177,996
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
.................... 3 3,110
General Motors Financial Co., Inc.
3.50% , 11/07/24 ................. 100 98,167
6.05% , 10/10/25 ................. 100 101,138
John Deere Capital Corp.
5.15% , 09/08/26 ................. 65 66,171
4.95% , 07/14/28 ................. 35 35,882
OneMain Finance Corp.
6.88% , 03/15/25 ................. 2 2,024
7.13% , 03/15/26 ................. 12 12,225
9.00% , 01/15/29 ................. 7 7,401
7.88% , 03/15/30 ................. 7 7,206
SLM Corp., 3.13%, 11/02/26 .......... 7 6,527
Synchrony Financial, 4.88%, 06/13/25 .... 125 122,865
Toyota Motor Credit Corp., 5.40%, 11/10/25 . 100 101,545
742,257
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25% , 03/15/26 ................. 4 3,774
5.88% , 02/15/28 ................. 34 34,023
6.50% , 02/15/28 ................. 3 3,036
United Natural Foods, Inc., 6.75%, 10/15/28 6 4,857
US Foods, Inc.
6.88% , 09/15/28 ................. 10 10,294
4.75% , 02/15/29 ................. 2 1,899
57,883
Containers & Packaging — 0.4%
Ball Corp.
4.88% , 03/15/26 ................. 72 71,737
6.00% , 06/15/29 ................. 5 5,106
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 10 9,836
Crown Americas LLC, 4.25%, 09/30/26 ... 30 29,100
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 12,063
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 47 47,831
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(b)
.................... 8 8,001
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................. 20 18,771
6.13% , 02/01/28 ................. 3 3,026
205,471
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
2 2,059
Diversified REITs — 0.2%
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................. 13 12,218
8.00% , 06/15/27 ................. 3 3,124
Prologis LP, 4.88%, 06/15/28 .......... 85 86,082
101,424
Diversified Telecommunication Services — 0.7%
CCO Holdings LLC
(b)
5.13% , 05/01/27 ................. 15 14,492
5.00% , 02/01/28 ................. 19 18,179
6.38% , 09/01/29 ................. 12 11,834

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 ................. USD 17 $ 16,424
5.00% , 05/01/28 ................. 7 6,469
8.75% , 05/15/30 ................. 2 2,057
Level 3 Financing, Inc.
(b)
3.40% , 03/01/27 ................. 12 11,520
4.63% , 09/15/27 ................. 8 4,800
3.63% , 01/15/29 ................. 1 510
11.00% , 11/15/29
(e)
............... 7 6,536
10.50% , 05/15/30 ................ 9 8,727
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 7 7,097
Verizon Communications, Inc.
2.10% , 03/22/28 ................. 190 171,875
4.33% , 09/21/28 ................. 18 17,807
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 45,701
344,028
Electric Utilities — 2.3%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(d)
.................... EUR 100 105,580
Eversource Energy, 5.45%, 03/01/28 ..... USD 55 56,530
Exelon Corp., 5.15%, 03/15/28 ......... 150 152,466
FLUVIUS System Operator CVBA, 3.88%,
03/18/31
(d)
.................... EUR 100 114,384
NextEra Energy Capital Holdings, Inc.
4.20% , 06/20/24 ................. USD 230 228,480
6.05% , 03/01/25 ................. 75 75,668
4.90% , 02/28/28 ................. 50 50,472
NextEra Energy Operating Partners LP
(b)
4.25% , 07/15/24 ................. 13 12,852
7.25% , 01/15/29 ................. 4 4,188
NRG Energy, Inc., 5.75%, 01/15/28 ...... 29 28,893
Pacific Gas & Electric Co., 6.10%, 01/15/29 . 85 87,958
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 46 43,510
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 94 90,862
1,051,843
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 . 3 2,788
Vertiv Group Corp., 4.13%, 11/15/28 ..... 20 18,764
21,552
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
7 6,492
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 3 2,244
Live Nation Entertainment, Inc.
6.50% , 05/15/27 ................. 2 2,035
4.75% , 10/15/27 ................. 13 12,465
3.75% , 01/15/28 ................. 23 21,450
38,194
Financial Services — 0.9%
Block, Inc., 2.75%, 06/01/26 .......... 29 27,348
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,960
Fidelity National Information Services, Inc.
1.15% , 03/01/26 ................. 200 184,791
4.70% , 07/15/27 ................. 41 40,997
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 ................. 9 9,226
8.00% , 06/15/28 ................. 2 2,069
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,734
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 ................. 5 4,890
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.00% , 01/15/27 ................. USD 3 $ 2,977
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
4 4,250
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 110 104,473
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
.................... 5 5,147
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 15 13,837
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 15 14,586
437,285
Food Products — 0.5%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 2 2,100
Chobani LLC, 4.63%, 11/15/28
(b)
........ 14 13,087
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 23 22,639
General Mills, Inc., 5.24%, 11/18/25 ...... 95 94,810
Kraft Heinz Foods Co., 3.00%, 06/01/26 ... 100 96,068
228,704
Ground Transportation — 0.1%
Uber Technologies, Inc.
(b)
8.00% , 11/01/26 ................. 4 4,074
6.25% , 01/15/28 ................. 28 28,070
4.50% , 08/15/29 ................. 12 11,448
43,592
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 25,129
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 26 27,428
Hologic, Inc., 4.63%, 02/01/28
(b)
........ 9 8,639
Medline Borrower LP
(b)
3.88% , 04/01/29 ................. 14 12,658
5.25% , 10/01/29 ................. 16 15,081
Teleflex, Inc.
4.63% , 11/15/27 ................. 2 1,944
4.25% , 06/01/28
(b)
................ 12 11,374
102,253
Health Care Providers & Services — 1.8%
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................. 19 17,103
5.25% , 05/15/30 ................. 6 5,018
CVS Health Corp., 6.25%, 06/01/27 ...... 50 52,456
Elevance Health, Inc., 5.35%, 10/15/25 ... 225 226,572
Encompass Health Corp., 4.50%, 02/01/28 . 34 32,530
HCA, Inc.
5.25% , 04/15/25 ................. 50 49,942
5.88% , 02/15/26 ................. 155 156,318
5.25% , 06/15/26 ................. 43 43,210
5.63% , 09/01/28 ................. 75 76,752
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 19 17,642
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 2 1,846
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................. 4 4,042
11.00% , 10/15/30 ................ 7 7,372
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 20,807
Tenet Healthcare Corp., 5.13%, 11/01/27 .. 54 52,788
UnitedHealth Group, Inc., 2.95%, 10/15/27 . 100 94,937
859,335
Health Care REITs — 0.5%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 100 89,719
Welltower OP LLC
4.00% , 06/01/25 ................. 50 49,098
4.25% , 04/01/26 ................. 100 98,455
237,272

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88% , 01/15/28 ................. USD 8 $ 7,558
4.38% , 01/15/28 ................. 35 33,428
4.00% , 10/15/30 ................. 10 8,969
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,955
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28 ................. 58 58,022
3.75% , 05/01/29 ................. 2 1,854
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28 ..................... 4 4,136
Lindblad Expeditions LLC, 6.75%, 02/15/27 . 12 11,940
Six Flags Entertainment Corp., 5.50%, 04/15/27 6 5,865
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 4 4,017
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 7 6,965
151,709
Household Durables — 0.0%
(b)
Dream Finders Homes, Inc., 8.25%, 08/15/28 2 2,114
LGI Homes, Inc., 8.75%, 12/15/28 ....... 2 2,127
4,241
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 61 58,768
TransAlta Corp., 7.75%, 11/15/29 ....... 20 21,242
80,010
Insurance — 0.4%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................. 77 74,001
6.75% , 04/15/28 ................. 10 10,230
AmWINS Group, Inc., 4.88%, 06/30/29 .... 5 4,566
HUB International Ltd., 7.25%, 06/15/30 ... 31 32,743
Jones Deslauriers Insurance Management,
Inc., 8.50%, 03/15/30 ............. 10 10,501
NFP Corp., 4.88%, 08/15/28 .......... 52 51,462
183,503
IT Services — 0.4%
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 8 8,350
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 24,656
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 106,738
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 22 21,010
Twilio, Inc., 3.63%, 03/15/29 .......... 23 20,983
181,737
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 2 2,087
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 32 30,460
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 4 4,108
Star Parent, Inc., 9.00%, 10/01/30 ....... 17 17,915
52,483
Machinery — 0.1%
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
6 5,466
Otis Worldwide Corp., 5.25%, 08/16/28 ... 35 35,972
Wabash National Corp., 4.50%, 10/15/28
(b)
. 10 9,023
50,461
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................. 17 16,228
9.00% , 09/15/28 ................. 43 44,869
Comcast Corp., 4.15%, 10/15/28 ....... 45 44,373
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 14 13,154
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2 1,835
Security
Par (000)
Par (000) Value
Media (continued)
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... USD 4 $ 3,520
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 3 2,901
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................. 13 12,566
4.25% , 01/15/29 ................. 2 1,805
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 2 1,526
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 ................. 7 6,578
5.00% , 08/01/27 ................. 2 1,932
4.00% , 07/15/28 ................. 2 1,849
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 2 1,945
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................. 6 5,984
8.00% , 08/15/28 ................. 9 9,284
170,349
Metals & Mining — 0.3%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 62,194
Novelis Corp.
(b)
3.25% , 11/15/26 ................. 37 34,832
3.88% , 08/15/31 ................. 21 18,506
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 47,915
163,447
Multi-Utilities — 0.8%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 30 32,277
Engie SA, 1.75%, 03/27/28
(d)
.......... 100 104,717
San Diego Gas & Electric Co., 4.95%, 08/15/28 USD 95 96,947
Sempra, 3.30%, 04/01/25 ............ 50 48,781
Veolia Environnement SA, 0.00%, 01/14/27
(d)
EUR 100 100,883
383,605
Oil, Gas & Consumable Fuels — 0.5%
Enbridge, Inc., 6.00%, 11/15/28 ........ USD 40 41,995
Eni SpA, 1.00%, 03/14/25
(d)
........... EUR 100 107,129
Targa Resources Corp., 5.20%, 07/01/27 .. USD 57 57,274
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... 25 26,110
232,508
Passenger Airlines — 0.2%
(b)
American Airlines, Inc.
5.50% , 04/20/26 ................. 11 10,949
5.75% , 04/20/29 ................. 4 3,899
8.50% , 05/15/29 ................. 11 11,616
Mileage Plus Holdings LLC, 6.50%, 06/20/27 7 7,521
United Airlines, Inc.
4.38% , 04/15/26 ................. 40 38,976
4.63% , 04/15/29 ................. 3 2,806
75,767
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
.......... 6 6,164
Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 ................. 11 10,628
3.50% , 04/01/30 ................. 6 5,220
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ..................... 181 180,906
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 21 19,412
216,166
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,409
CoreLogic, Inc., 4.50%, 05/01/28 ....... 11 9,636

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 USD 9 $ 8,395
28,440
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
7.00% , 04/15/30
(b)
................ 5 4,611
Series AI, 7.00% , 04/15/30 .......... 6 5,164
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 16 15,920
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
12 11,534
37,229
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 4 3,600
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp.
3.13% , 01/15/25 ................. 5 4,891
3.88% , 01/15/27 ................. 20 19,518
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 27 26,012
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 8 7,613
Intel Corp., 4.88%, 02/10/28 .......... 70 71,168
Lam Research Corp.
3.80% , 03/15/25 ................. 6 5,923
3.75% , 03/15/26 ................. 143 140,421
NXP BV
4.88% , 03/01/24 ................. 225 223,621
2.70% , 05/01/25 ................. 330 318,008
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 5 4,485
Texas Instruments, Inc., 4.60%, 02/15/28 .. 100 101,600
923,260
Software — 2.0%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 9 9,579
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 6 6,032
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 5 5,202
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 8 8,159
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................. 41 38,658
4.88% , 07/01/29 ................. 2 1,877
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
75 71,433
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 12,361
Elastic NV, 4.13%, 07/15/29
(b)
......... 18 16,529
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 11,356
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 10 10,173
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 6,791
Open Text Corp., 6.90%, 12/01/27
(b)
..... 15 15,595
Oracle Corp.
1.65% , 03/25/26 ................. 110 102,616
2.65% , 07/15/26 ................. 277 262,645
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 14 13,268
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 7 6,370
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 24,643
VMware LLC
1.40% , 08/15/26 ................. 155 141,776
3.90% , 08/21/27 ................. 55 53,354
Workday, Inc., 3.50%, 04/01/27 ........ 80 77,405
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
22 19,954
915,776
Specialized REITs — 1.1%
American Tower Corp., 3.55%, 07/15/27 ... 50 47,946
Crown Castle, Inc.
3.20% , 09/01/24 ................. 50 49,177
1.05% , 07/15/26 ................. 153 138,034
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Equinix, Inc.
1.00% , 09/15/25 ................. USD 200 $ 186,571
1.55% , 03/15/28 ................. 65 57,018
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 29 29,809
SBA Communications Corp.
3.88% , 02/15/27 ................. 22 21,127
3.13% , 02/01/29 ................. 6 5,391
535,073
Specialty Retail — 0.5%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 8 7,303
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 52,591
Lowe's Cos., Inc., 3.10%, 05/03/27 ...... 180 172,325
232,219
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
. 15 16,178
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 10 8,957
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 11 10,611
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,825
33,393
Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
50 45,368
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
4 4,090
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(b)
..... 13 13,543
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 13,823
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 4 3,800
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 39,845
United Rentals North America, Inc.
4.88% , 01/15/28 ................. 21 20,501
6.00% , 12/15/29
(b)
................ 15 15,229
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 24,668
180,867
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., 3.20%, 03/15/27 145 138,403
Sprint LLC, 7.63%, 03/01/26 .......... 23 24,029
T-Mobile USA, Inc., 2.25%, 02/15/26 ..... 23 21,794
184,226
Total Corporate Bonds — 37 .2%
(Cost: $ 17,484,148 ) .............................. 17,329,356
Foreign Agency Obligations
Canada — 0.8%
CDP Financial, Inc., 1.00%
,
05/26/26
(b)
.... 400 368,826
France — 0.3%
Electricite de France SA, 1.00%
,
10/13/26
(d)
. EUR 100 104,488
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28
(d)
..................... 200 197,477
Italy — 0.2%
ACEA SpA, 4.05%
,
09/28/25
(d)
.......... 100 103,997
Netherlands — 0.8%
Nederlandse Waterschapsbank NV, 2.38%
,
03/24/26
(b)
..................... USD 400 383,104
Total Foreign Agency Obligations — 2 .5%
(Cost: $ 1,187,637 ) .............................. 1,157,892

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67
(a)
......... USD 41 $ 36,968
BRAVO Residential Funding Trust, Series
2023-NQM6, Class A1, 6.60%, 09/25/63
(f)
97 98,436
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)
......... 85 79,626
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66
(a)
................ 77 64,967
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66
(a)
.... 75 63,826
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51
(a)
............. 109 106,365
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66
(a)
................ 58 50,626
JP Morgan Mortgage Trust, Series 2021-7,
Class A3, 2.50%, 11/25/51
(a)
......... 105 86,037
JPMorgan Mortgage Trust, Series 2021-15,
Class A4, 2.50%, 06/25/52
(a)
......... 141 121,992
MFA Trust, Series 2023-INV2, Class A1, 6.77%,
10/25/58
(f)
...................... 99 99,950
Mill City Mortgage Loan Trust, Series 2017-3,
Class A1, 2.75%, 01/25/61
(a)
......... 18 17,897
OBX Trust, Series 2023-NQM6, Class A1,
6.52%, 07/25/63
(f)
................ 103 104,034
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58
(f)
................ 97 98,539
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52
(a)
............. 91 80,161
Towd Point Mortgage Trust
(a)
Series 2015-1, Class A5, 4.45%, 10/25/53 100 99,263
Series 2018-1, Class A1, 3.00%, 01/25/58 51 49,733
Series 2018-2, Class A1, 3.25%, 03/25/58 53 51,282
Series 2018-6, Class A1A, 3.75%, 03/25/58 76 74,135
1,383,837
Commercial Mortgage-Backed Securities — 3.4%
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 7.60%, 06/17/39
(a) (b)
......... 100 99,844
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 100 95,487
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 ......... 50 51,032
Benchmark Mortgage Trust, Series 2023-V3,
Class A3, 6.36%, 07/15/56
(a)
......... 50 52,381
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.98%, 09/15/38
(a) (b)
............... 40 40,200
Commercial Mortgage Trust, Series 2015-
CR22, Class A5, 3.31%, 03/10/48 ...... 200 194,003
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 192,977
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 121,117
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. CME
Term SOFR at 0.76% Floor + 0.87%),
6.24%, 06/15/38
(a)
.............. 200 195,472
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 83,976
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.19%, 08/15/34
(a) (b)
............. 250 224,324
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C20, Class A4, 3.25%,
02/15/48 ...................... USD 180 $ 174,993
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
.... 35 37,695
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 47,689
1,611,190
Total Non-Agency Mortgage-Backed Securities — 6 .4%
(Cost: $ 3,154,504 ) .............................. 2,995,027
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.8%
Federal Farm Credit Bank Bonds
1.30% , 02/03/31 ................. 150 122,130
1.68% , 09/17/35 ................. 220 161,792
2.17% , 10/29/29 ................. 80 71,423
2.25% , 08/15/29 ................. 150 135,058
Federal Home Loan Bank Bonds
0.60% , 12/30/26 ................. 120 107,468
2.06% , 09/27/29 ................. 150 133,303
2.18% , 11/06/29 ................. 100 89,252
Federal Home Loan Mortgage Corp.
0.65% , 05/28/26 ................. 120 109,935
4.20% , 08/28/25 ................. 150 148,446
Federal National Mortgage Association
0.74% , 08/25/27 ................. 120 106,217
0.81% , 09/25/28 ................. 120 103,069
1,288,093
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association , Series
2020-79 , 1.50% , 11/25/50 ........... 51 44,316
Government National Mortgage Association ,
Series 2020-127 , Class LP , 1.50% , 06/20/50 82 65,076
109,392
Mortgage-Backed Securities — 5.8%
Federal Home Loan Mortgage Corp. ,
2.50% , 10/01/31 ................. 143 134,956
Government National Mortgage Association
2.50% , 10/20/51 ................. 196 170,196
3.00% , 10/20/51 ................. 956 866,513
Uniform Mortgage-Backed Securities
2.50% , 02/01/35 - 11/01/51 .......... 465 424,252
3.00% , 11/01/51 ................. 248 223,168
3.50% , 11/01/51 ................. 918 864,160
2,683,245
Total U.S. Government Sponsored Agency Securities — 8 .8%
(Cost: $ 4,404,996 ) .............................. 4,080,730
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 01/15/26 ................. 500 496,191
4.00% , 02/15/26 ................. 530 527,578
4.63% , 03/15/26 - 11/15/26 .......... 3,545 3,591,546
3.75% , 04/15/26 ................. 1,560 1,545,497
3.63% , 05/15/26 ................. 555 548,561
4.50% , 07/15/26 ................. 900 908,367

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.38% , 08/15/26 - 12/15/26 .......... USD 1,495 $ 1,507,894
Total U.S. Treasury Obligations — 19 .6%
(Cost: $ 9,076,897 ) .............................. 9,125,634
Total Long-Term Investments — 94.7%
(Cost: $ 44,865,914 ) .............................. 44,106,405
Short-Term Securities
Commercial Paper — 2.2%
(g)
AT&T, Inc., 5.93%
,
02/21/24 ........... 250 247,915
HSBC USA, Inc., 6.55%
,
06/24/24 ....... 250 243,229
NatWest Markets plc, 5.74%
,
02/26/24 .... 250 247,710
Societe Generale SA, 5.70%
,
03/06/24 .... 250 247,406
Total Commercial Paper — 2 .2%
(Cost: $ 985,998 ) ................................ 986,260
Security
Shares
Shares Value
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.26%
(h) (i)
................. 1,125,824 $ 1,125,824
Total Money Market Funds — 2 .4%
(Cost: $ 1,125,824 ) .............................. 1,125,824
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bills , 5.40% , 01/04/24
(g)
..... USD 750 749,782
Total U.S. Treasury Obligations — 1 .6%
(Cost: $ 749,667 ) ................................ 749,782
Total Short-Term Securities — 6.2%
(Cost: $ 2,861,489 ) .............................. 2,861,866
Total Investments — 100 .9%
(Cost: $ 47,727,403 ) .............................. 46,968,271
Liabilities in Excess of Other Assets — (0.9) % ............ (401,575)
Net Assets — 100.0% ..............................
$ 46,566,696
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
When-issued security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Rates are discount rates or a range of discount rates as of period end.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 933,595 $ 192,229
(a)
$ — $ — $ — $ 1,125,824 1,125,824 $ 10,632 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 77 03/28/24 $ 15,855 $ 151,980
Short Contracts
Euro-Bobl ............................................................... 6 03/07/24 790 (10,236)
Euro-Bund .............................................................. 4 03/07/24 606 (14,625)
Euro-Schatz ............................................................. 7 03/07/24 823 (5,494)
U.S. Treasury 10-Year Note ................................................... 7 03/19/24 790 (8,585)
U.S. Treasury 10-Year Ultra Note ............................................... 8 03/19/24 944 (41,849)
U.S. Treasury Long Bond ..................................................... 5 03/19/24 625 (45,359)
U.S. Treasury Ultra Bond ..................................................... 2 03/19/24 267 (24,002)
U.S. Treasury 5-Year Note .................................................... 52 03/28/24 5,656 (124,337)
(274,487)
$ (122,507)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,277,853 EUR 2,076,000 Deutsche Bank AG 03/20/24 $ (21,090)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 % Quarterly 12/20/28 USD 1,762 $ (105,242) $ (18,526) $ (86,716)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1 .00 Quarterly 12/20/28 USD 710 (13,969) (11,050) (2,919)
$ (119,211) $ (29,576) $ (89,635)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.23% Annual 1-day TONAR Annual 11/24/25 JPY 158,506 $ (1,118) $ — $ (1,118)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day TONAR ........................................ Tokyo Overnight Average Rate ( 0 .04 ) %

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Low Duration Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 9,317,391 $ 100,375 $ 9,417,766
Corporate Bonds ........................................ — 17,329,356 — 17,329,356
Foreign Agency Obligations ................................. — 1,157,892 — 1,157,892
Non-Agency Mortgage-Backed Securities ........................ — 2,995,027 — 2,995,027
U.S. Government Sponsored Agency Securities .................... — 4,080,730 — 4,080,730
U.S. Treasury Obligations ................................... — 9,125,634 — 9,125,634
Short-Term Securities
Commercial Paper ....................................... — 986,260 — 986,260
Money Market Funds ...................................... 1,125,824 — — 1,125,824
U.S. Treasury Obligations ................................... — 749,782 — 749,782
$ 1,125,824 $ 45,742,072 $ 100,375 $ 46,968,271
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 151,980 $ — $ — $ 151,980
Liabilities
Credit contracts ........................................... — (89,635) — (89,635)
Foreign currency exchange contracts ............................ — (21,090) — (21,090)
Interest rate contracts ....................................... (274,487) (1,118) — (275,605)
$ (122,507) $ (111,843) $ — $ (234,350)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TONAR Tokyo Overnight Average Rate